Fees Summary	Nov. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 305,040,003.00
Previously Paid Amount	0.00
Total Fee Amount	42,126.02
Total Offset Amount	0.00
Net Fee	$ 42,126.02